Borrowings (Details) - Schedule of comprises bank loans in local and foreign currencies for working capital purposes - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Borrowings (Details) - Schedule of comprises bank loans in local and foreign currencies for working capital purposes [Line Items]
Borrowings	S/ 879,893	S/ 579,900
Borrowings	10,674
Non-Current Borrowings	51,314	65,262
Current Borrowings	S/ 651,825	320,689
AENZA S.A.A one [Member]
Borrowings (Details) - Schedule of comprises bank loans in local and foreign currencies for working capital purposes [Line Items]
Interest rate	Term SOFR 3M + de 6.26% a 8.51%
Date of maturity	2023 years
Borrowings	S/ 463,773
Unna Energia S.A. One [Member]
Borrowings (Details) - Schedule of comprises bank loans in local and foreign currencies for working capital purposes [Line Items]
Date of maturity	2027 years
Borrowings	S/ 126,064	143,986
Unna Energia S.A. One [Member] | Bottom of range [member]
Borrowings (Details) - Schedule of comprises bank loans in local and foreign currencies for working capital purposes [Line Items]
Interest rate	6.04%
Unna Energia S.A. One [Member] | Top of range [member]
Borrowings (Details) - Schedule of comprises bank loans in local and foreign currencies for working capital purposes [Line Items]
Interest rate	7.68%
Viva Negocio Inmobiliario S.A.C. [Member]
Borrowings (Details) - Schedule of comprises bank loans in local and foreign currencies for working capital purposes [Line Items]
Date of maturity	2024 years
Borrowings	S/ 51,314	65,262
Viva Negocio Inmobiliario S.A.C. [Member] | Bottom of range [member]
Borrowings (Details) - Schedule of comprises bank loans in local and foreign currencies for working capital purposes [Line Items]
Interest rate	7.00%
Viva Negocio Inmobiliario S.A.C. [Member] | Top of range [member]
Borrowings (Details) - Schedule of comprises bank loans in local and foreign currencies for working capital purposes [Line Items]
Interest rate	11.35%
Morelco [Member]
Borrowings (Details) - Schedule of comprises bank loans in local and foreign currencies for working capital purposes [Line Items]
Date of maturity	2023 years
Borrowings	S/ 10,674
Morelco [Member] | Bottom of range [member]
Borrowings (Details) - Schedule of comprises bank loans in local and foreign currencies for working capital purposes [Line Items]
Interest rate	9.95%
Morelco [Member] | Top of range [member]
Borrowings (Details) - Schedule of comprises bank loans in local and foreign currencies for working capital purposes [Line Items]
Interest rate	10.93%
Cumbra Peru S.A. [Member]
Borrowings (Details) - Schedule of comprises bank loans in local and foreign currencies for working capital purposes [Line Items]
Interest rate	8.00%
Date of maturity	2023 years
Borrowings		111,441
Banco de Credito del Peru S.A. [Member]
Borrowings (Details) - Schedule of comprises bank loans in local and foreign currencies for working capital purposes [Line Items]
Date of maturity	2023 years
Borrowings	S/ 36,562	35,679
Banco de Credito del Peru S.A. [Member] | Bottom of range [member]
Borrowings (Details) - Schedule of comprises bank loans in local and foreign currencies for working capital purposes [Line Items]
Interest rate	7.00%
Banco de Credito del Peru S.A. [Member] | Top of range [member]
Borrowings (Details) - Schedule of comprises bank loans in local and foreign currencies for working capital purposes [Line Items]
Interest rate	7.94%
Banco Interamericano de Finanzas S.A. [Member]
Borrowings (Details) - Schedule of comprises bank loans in local and foreign currencies for working capital purposes [Line Items]
Interest rate	11.35%
Date of maturity	2024 years
Borrowings	S/ 12,636	18,456
Banco BBVA Peru S.A. [Member]
Borrowings (Details) - Schedule of comprises bank loans in local and foreign currencies for working capital purposes [Line Items]
Interest rate	7.94%
Date of maturity	2024 years
Borrowings	S/ 2,116	9,742
Other [Member]
Borrowings (Details) - Schedule of comprises bank loans in local and foreign currencies for working capital purposes [Line Items]
Interest rate	11.00%
Date of maturity	2022 years
Borrowings		S/ 1,385
Bancolombia S.A. [Member]
Borrowings (Details) - Schedule of comprises bank loans in local and foreign currencies for working capital purposes [Line Items]
Date of maturity	2023 years
Borrowings	S/ 6,344
Bancolombia S.A. [Member] | Bottom of range [member]
Borrowings (Details) - Schedule of comprises bank loans in local and foreign currencies for working capital purposes [Line Items]
Interest rate	9.95%
Bancolombia S.A. [Member] | Top of range [member]
Borrowings (Details) - Schedule of comprises bank loans in local and foreign currencies for working capital purposes [Line Items]
Interest rate	10.93%
Bango de Bogota [Member]
Borrowings (Details) - Schedule of comprises bank loans in local and foreign currencies for working capital purposes [Line Items]
Interest rate	10.39%
Date of maturity	2023 years
Borrowings	S/ 4,330